Trade Names and Other Intangible Assets, Net - Other Intangible Assets-Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Net Carrying Value, definite lives	$ 34,351
Weighted Average Amortization Period, definite lives	19 years 3 months 18 days
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, definite lives	41,000	41,000
Accumulated Amortization, definite lives	13,157	9,880
Net Carrying Value, definite lives	27,843	31,120
Other Intangible Assets [Member] | Favorable Lease Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, definite lives	18,200	18,200
Accumulated Amortization, definite lives	1,867	1,397
Net Carrying Value, definite lives	16,333	16,803
Weighted Average Amortization Period, definite lives	39 years	39 years
Other Intangible Assets [Member] | Reseller Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, definite lives	22,300	22,300
Accumulated Amortization, definite lives	11,232	8,483
Net Carrying Value, definite lives	11,068	13,817
Weighted Average Amortization Period, definite lives	8 years 1 month 10 days	8 years 1 month 10 days
Other Intangible Assets [Member] | Non-compete Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, definite lives	500	500
Accumulated Amortization, definite lives	58
Net Carrying Value, definite lives	$ 442	$ 500
Weighted Average Amortization Period, definite lives	5 years	5 years